FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES - The Contractual Maturities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Assets liabilities contractual maturity [Abstract]
Minimum period to meet expected requirement for maintaining cash balance	45 days
Cash generated from operations	$ 61,100	$ 40,600
Financial assets, contractual maturity	132,379	131,955
Financial liabilities, contractual maturity	158,366	168,964
Net assets (liabilities), contractual maturity	(25,987)	(37,009)
Less Than 1 Year [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	128,663	128,240
Financial liabilities, contractual maturity	61,974	72,568
Net assets (liabilities), contractual maturity	66,689	55,672
1 - 3 Years [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	3,716	3,715
Financial liabilities, contractual maturity	35,964	34,666
Net assets (liabilities), contractual maturity	(32,248)	(30,951)
4 - 5 Years [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	60,428	61,730
Net assets (liabilities), contractual maturity	(60,428)	(61,730)
Lease liability [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	116,382	112,885
Lease liability [Member] | Less Than 1 Year [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	20,333	18,344
Lease liability [Member] | 1 - 3 Years [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	35,621	32,811
Lease liability [Member] | 4 - 5 Years [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	60,428	61,730
Long Term Other Borrowings [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	3,930	6,481
Long Term Other Borrowings [Member] | Less Than 1 Year [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	3,587	4,626
Long Term Other Borrowings [Member] | 1 - 3 Years [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	343	1,855
Long Term Other Borrowings [Member] | 4 - 5 Years [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	0
Non-revolving Line of Credit [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	11,202	22,312
Non-revolving Line of Credit [Member] | Less Than 1 Year [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	11,202	22,312
Trade and Other Payables [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	24,257	23,011
Trade and Other Payables [Member] | Less Than 1 Year [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	24,257	23,011
Due to Related Parties [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	2,595	4,275
Due to Related Parties [Member] | Less Than 1 Year [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	2,595	4,275
Deposits [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	4,556	4,446
Deposits [Member] | Less Than 1 Year [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	840	731
Deposits [Member] | 1 - 3 Years [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	3,716	3,715
Trade Receivables [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	75,323	66,689
Trade Receivables [Member] | Less Than 1 Year [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	75,323	66,689
Other Receivables [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	3,561	1,223
Other Receivables [Member] | Less Than 1 Year [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	3,561	1,223
Due from Related Parties [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	108	1,755
Due from Related Parties [Member] | Less Than 1 Year [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	108	1,755
Cash and Cash Equivalents [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	48,831	57,842
Cash and Cash Equivalents [Member] | Less Than 1 Year [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	$ 48,831	$ 57,842